LAWSUITS AND LITIGATIONS (Narrative) (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪) Claims	Nov. 13, 2017 ILS (₪)	Feb. 28, 2017 ILS (₪)	Nov. 12, 2015 ILS (₪)	Apr. 03, 2012 ILS (₪)	Sep. 07, 2010 ILS (₪)
Disclosure of contingent liabilities [line items]
Litigation claim amount			₪ 4,176
Percentage of provision indemnification by cellular operators	100.00%
Lawsuit provisions [Member]
Disclosure of contingent liabilities [line items]
Total provision recorded	₪ 12,000
Agreement claims [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount		₪ 10,000		₪ 64,000		₪ 405,000
Number of claims | Claims	40
Alleged breach of license, Telecom law [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount					₪ 22,000
Consumer claims [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount	₪ 400,000
Number of claims | Claims	6
Number of additional claims | Claims	4
Motion for recognition claim amount	₪ 476,000
Agreement claims [Member]
Disclosure of contingent liabilities [line items]
Litigation claim amount		₪ 53,000		₪ 116,000